Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities and marketable equity securities		¥ 330,508	¥ 367,548
Gross realized losses on sales of Available-for-sale debt securities and marketable equity securities		49,290	63,031
Gross realized gains on sales of Available-for-sale debt securities	¥ 45,244
Gross realized losses on sales of Available-for-sale debt securities	16,541
Carrying value of Held-to-maturity securities transferred to Available-for-sale securities			14,142
Profit on the sale of Available-for-sale securities transferred from Held-to-maturity securities			669
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)-net		8,196	33,823
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)-net	606
Other-than-temporary impairment ("OTTI") losses of investment securities	596	99	706
Equity securities		2,789,392
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)-net		6,660	32,038
Length of time the fair value of the investment has been below cost	6 months
Threshold percentage of decline in fair value below cost as an indicator of other-than-temporary impairment ("OTTI")	20.00%
Equity securities		2,789,392
Corporate Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)-net		114	741
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)-net	¥ 606
Cumulative declines in fair value of the credit impaired debt securities	1,069	2,992
Credit loss components of impairment losses recognized in earnings	1,761	3,499	4,125	¥ 6,691
Other factors of impairment losses recognized in Accumulated OCI before taxes	¥ 692	507
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains (losses)-net		1,422	1,044
Aggregate costs of cost-method investments, not estimated at the fair value		437,486
Other-than-temporary impairment ("OTTI") losses recognized on cost-method investments		1,422	¥ 1,044
Nonmarketable Equity Securities [Member] | Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments		97,586
Nonmarketable Equity Securities [Member] | Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments		440,665
Nonmarketable Equity Securities [Member] | Carried at Cost [Member]
Investment Securities [Line Items]
Equity securities		538,251
Nonmarketable Equity Securities [Member] | Estimated Fair Value [Member]
Investment Securities [Line Items]
Equity securities		¥ 28,359